Transactions and Balances with Related Parties (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2021
Schedule Of Transactions With Related Parties Abstract
Payroll and related expenses to related parties employed by the Company (1)	[1]	$ 1,032	$ 496
Compensation to directors (2)	[2]	578	418
Directors’ and Officers’ insurance		468	453
Consultant services (3)	[3]	95
Interest and discount amortizations of loans from Jeffs’ Brands related parties (4)	[4]		40
Finance expense on Screenz payable balance (see note 3D)			192
Compensation to member of senior management of Gix Internet (5)	[5]	102
Eventer sales and marketing expenses to Keshet (see note 3D)			165
Eventer revenues from related parties		15	7
Eventer general and administrative expenses to Screenz			23
Jeffs’ Brands cost of revenues from related parties (6)	[6]	313
Jeffs’ Brands income from related parties (7)	[7]	$ 158

[1]	Includes granted options benefit in the aggregated amount of USD 56 thousand and USD 160 thousand for the six months period ended June 302023, and 2022, respectively. Also Includes grant of restricted share units (RSUs) in the aggregated amount of USD 181 thousand for the six months period ended June 30, 2023.
[2]	Includes granted options benefit in the aggregated amount of USD 87 thousand, USD and 183 thousand for the six months period ended June 30, 2023, and 2022, respectively.
[3]	Includes consulting fees to Kfir Zilberman who is a related party of the Company’s subsidiary Jeffs’ Brands
[4]	Includes interest and discount amortizations of loans to Julia Gerasimova, and Victor Hakmon who are related parties of the Company’s subsidiary Jeffs’ Brands.
[5]	Cortex CTO is a related party of Gix Internet.
[6]	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of the Company’s subsidiary Jeffs’ Brands. See also note 3E.
[7]	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of the Company’s subsidiary Jeffs’ Brands. See also note 3E.